Notes Payable Related Party (Details Narrative) - USD ($)				1 Months Ended
	Dec. 13, 2021	Nov. 19, 2021	Jun. 15, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Notes Payable Related Party
Short term loan	$ 10,000	$ 5,000	$ 34,000		$ 213,290
Accruing interest rate	5.00%	5.00%	5.00%	5.00%
Interest rate	1.00%	1.00%	1.00%	1.00%
Short term loan				$ 49,000